Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net loss	$ (7,038)	$ (11,069)	$ (82,739)	$ (37,614)	$ (33,778)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion on marketable securities	71	(247)	(1,020)	(673)
Depreciation and amortization expense	34	27	125	80	5
Loss on disposal of property and equipment			53
Stock-based compensation expense	975	663	3,694	2,793	470
Change in fair value of tranche liability					14,896
Expense related to acquisition of intellectual property					3,157
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	542	(81)	(274)	(630)	(876)
Accounts payable	(5,506)	144	3,727	1,597	1,392
Accrued liabilities	(4,128)	(1,482)	2,756	(1,022)	3,749
Other liabilities	9	(4)	(4)	19
Net cash used in operating activities	(15,041)	(12,049)	(73,682)	(35,450)	(10,985)
Investing activities:
Purchases of property and equipment		(24)	(271)	(362)	(44)
Maturities of marketable securities	42,500	42,500	141,500	7,500
Purchases of marketable securities		(77,104)	(97,103)	(107,854)
Net cash provided by (used in) investing activities	42,500	(34,628)	44,126	(100,716)	(44)
Financing activities:
Proceeds from public offering, net of issuance costs		46,816	49,747	90,908
Proceeds from at-the-market offering, net of issuance costs			6,716
Deferred offering costs				(970)	(568)
Taxes paid related to net share settlement of restricted stock units	(1)		(20)
Proceeds from exercise of stock options			6	5
Net cash (used in) provided by financing activities	(1)	46,816	56,449	89,943	64,378
Net increase (decrease) in cash, cash equivalents and restricted cash	27,458	139	26,893	(46,223)	53,349
Cash, cash equivalents and restricted cash at beginning of period	34,019	7,126	7,126	53,349
Cash, cash equivalents and restricted cash at end of period	$ 61,477	7,181	34,019	7,126	53,349
Supplemental disclosure of non-cash investing and financing activities:
Cash paid for income taxes			$ 62
Conversion of redeemable convertible preferred stock into common stock				$ 81,620
Issuance costs associated with public offering included in accounts payable		$ 231
Series A Redeemable Convertible Preferred Stock
Financing activities:
Proceeds from issuance of redeemable convertible preferred stock					25,000
Series B Redeemable Convertible Preferred Stock
Financing activities:
Proceeds from issuance of redeemable convertible preferred stock					$ 39,946